Organization and Business Description - Schedule of Cash Flow Statement (Details) - VIE [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Cash Flow Statement [Line Items]
Net cash provided by operating activities	$ 3,637,903	$ 65,036	$ 3,566,639
Net cash used in investing activities	(11,250,161)	(9,370,058)	(2,430,248)
Net cash provided by (used in) financing activities	$ 7,353,231	$ 11,204,749	$ (213,892)